CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)		Common Stock	Preferred Stock Series Seed Preferred Stock		Preferred Stock Series A convertible preferred stock		Preferred Stock Series A-2 convertible preferred stock		Preferred Stock Series A-3 convertible preferred stock		Preferred Stock Series CF convertible preferred stock		Preferred Stock Series B convertible preferred stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Series A-3 convertible preferred stock	Series CF convertible preferred stock	Total
Beginning balance (in shares) at Dec. 31, 2018		664,167	20,714,518	[1]	5,650,903	[1]	5,932,742	[1]	3,447,608	[1]	124,204	[1]
Beginning balance at Dec. 31, 2018		$ 66	$ 2,071		$ 565		$ 593		$ 345		$ 12			$ 13,242,183	$ (8,283)	$ (16,963,729)			$ (3,726,177)
Stock-based compensation														172,491					172,491
Issuance of Series CF preferred stock (in shares)	[1]										2,437
Issuance of Series CF preferred stock															8,283				8,283
Issuance of Series A-3 preferred stock (in shares)									4,775,428	[1]							4,775,428
Issuance of Series A-3 preferred stock									$ 478					2,530,499	(22,677)				2,508,300
Shares issued to holders in prior offerings	[1]				3,169
Offering costs														(509,051)					(509,051)
Fair value of warrant issuances - venture debt														49,928					49,928
Net loss																(5,653,973)			(5,653,973)
Ending balance at Dec. 31, 2019		$ 66	$ 2,071		$ 565		$ 593		$ 823		$ 12			15,486,050	(22,677)	(22,617,702)			(7,150,199)
Ending balance (in shares) at Dec. 31, 2019		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	8,223,036	[1]	126,641	[1]
Beginning balance (in shares) at Dec. 31, 2018		664,167	20,714,518	[1]	5,650,903	[1]	5,932,742	[1]	3,447,608	[1]	124,204	[1]
Beginning balance at Dec. 31, 2018		$ 66	$ 2,071		$ 565		$ 593		$ 345		$ 12			13,242,183	(8,283)	(16,963,729)			$ (3,726,177)
Issuance of Series A-3 preferred stock (in shares)																			0
Ending balance at Dec. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,481,995		(33,345,997)			$ (5,857,645)
Ending balance (in shares) at Dec. 31, 2020		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	9,032,330	[1]	836,331	[1]	20,754,717
Beginning balance (in shares) at Dec. 31, 2019		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	8,223,036	[1]	126,641	[1]
Beginning balance at Dec. 31, 2019		$ 66	$ 2,071		$ 565		$ 593		$ 823		$ 12			15,486,050	(22,677)	(22,617,702)			(7,150,199)
Stock-based compensation														49,932					49,932
Issuance of Series A-3 preferred stock (in shares)									809,294
Issuance of Series A-3 preferred stock									$ 81					428,845	(117,614)				311,312
Issuance of Series B preferred stock (in shares)													20,754,717
Issuance of Series B preferred stock													$ 2,075	10,997,925					11,000,000
Offering costs														(31,690)					(31,690)
Fair value of warrant issuances - venture debt														58,421					58,421
Net loss																(1,906,527)			(1,906,527)
Ending balance at Mar. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 12		$ 2,075	26,989,483	(140,291)	(24,524,229)			2,331,249
Ending balance (in shares) at Mar. 31, 2020		664,167	20,714,518		5,654,072		5,932,742		9,032,330		126,641		20,754,717
Beginning balance (in shares) at Dec. 31, 2019		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	8,223,036	[1]	126,641	[1]
Beginning balance at Dec. 31, 2019		$ 66	$ 2,071		$ 565		$ 593		$ 823		$ 12			15,486,050	(22,677)	(22,617,702)			(7,150,199)
Issuance of Series A-3 preferred stock (in shares)																	809,294	709,690
Net loss																			(8,088,980)
Ending balance at Sep. 30, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,384,036	(13,454)	(30,706,682)			(3,329,743)
Ending balance (in shares) at Sep. 30, 2020		664,167	20,714,518		5,654,072		5,932,742		9,032,330		836,331		20,754,717
Beginning balance (in shares) at Dec. 31, 2019		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	8,223,036	[1]	126,641	[1]
Beginning balance at Dec. 31, 2019		$ 66	$ 2,071		$ 565		$ 593		$ 823		$ 12			15,486,050	(22,677)	(22,617,702)			(7,150,199)
Stock-based compensation														144,775					144,775
Issuance of Series CF preferred stock (in shares)	[1]										709,690
Issuance of Series CF preferred stock											$ 71			309,679					309,750
Issuance of Series A-3 preferred stock (in shares)									809,294	[1]							809,294	709,960
Issuance of Series A-3 preferred stock									$ 81					428,845	22,677				451,603
Issuance of Series B preferred stock (in shares)													20,754,717
Issuance of Series B preferred stock													$ 2,075	10,997,925					11,000,000
Offering costs														(69,470)					(69,470)
Fair value of warrant issuances - venture debt														184,191					184,191
Net loss																(10,728,295)			(10,728,295)
Ending balance at Dec. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,481,995		(33,345,997)			(5,857,645)
Ending balance (in shares) at Dec. 31, 2020		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	9,032,330	[1]	836,331	[1]	20,754,717
Beginning balance (in shares) at Mar. 31, 2020		664,167	20,714,518		5,654,072		5,932,742		9,032,330		126,641		20,754,717
Beginning balance at Mar. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 12		$ 2,075	26,989,483	(140,291)	(24,524,229)			2,331,249
Stock-based compensation														49,932					49,932
Issuance of Series CF preferred stock (in shares)											709,690
Issuance of Series CF preferred stock											$ 71			286,447					286,518
Issuance of Series A-3 preferred stock															126,837				126,837
Net loss																(2,267,597)			(2,267,597)
Ending balance at Jun. 30, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,325,862	(13,454)	(26,791,826)			526,939
Ending balance (in shares) at Jun. 30, 2020		664,167	20,714,518		5,654,072		5,932,742		9,032,330		836,331		20,754,717
Stock-based compensation														5,779					5,779
Offering costs														(28,756)					(28,756)
Fair value of warrant issuances - venture debt														81,151					81,151
Net loss																(3,914,856)			(3,914,856)
Ending balance at Sep. 30, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,384,036	$ (13,454)	(30,706,682)			(3,329,743)
Ending balance (in shares) at Sep. 30, 2020		664,167	20,714,518		5,654,072		5,932,742		9,032,330		836,331		20,754,717
Beginning balance (in shares) at Dec. 31, 2020		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	9,032,330	[1]	836,331	[1]	20,754,717
Beginning balance at Dec. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,481,995		(33,345,997)			(5,857,645)
Stock-based compensation														36,976					36,976
Net loss																(3,023,935)			(3,023,935)
Ending balance at Mar. 31, 2021		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,518,971		(36,369,932)			(8,844,604)
Ending balance (in shares) at Mar. 31, 2021		664,167	20,714,518		5,654,072		5,932,742		9,032,330		836,331		20,754,717
Beginning balance (in shares) at Dec. 31, 2020		664,167	20,714,518	[1]	5,654,072	[1]	5,932,742	[1]	9,032,330	[1]	836,331	[1]	20,754,717
Beginning balance at Dec. 31, 2020		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,481,995		(33,345,997)			(5,857,645)
Conversion of preferred stock into common stock																			6,291
Conversion of debt into common stock																			2,680,289
Conversion of related party notes and payables into common stock																			257,515
Net loss																			(22,659,480)
Ending balance at Sep. 30, 2021		$ 1,263												57,467,015		(56,005,477)			1,462,801
Ending balance (in shares) at Sep. 30, 2021		12,627,488
Beginning balance (in shares) at Mar. 31, 2021		664,167	20,714,518		5,654,072		5,932,742		9,032,330		836,331		20,754,717
Beginning balance at Mar. 31, 2021		$ 66	$ 2,071		$ 565		$ 593		$ 904		$ 83		$ 2,075	27,518,971		(36,369,932)			(8,844,604)
Stock-based compensation														3,801,553					3,801,553
Conversion of preferred stock into common stock		$ 403	$ (2,071)		$ (565)		$ (593)		$ (904)		$ (83)		$ (2,075)	5,888
Conversion of preferred stock into common stock (shares)		4,027,181	(20,714,518)		(5,654,072)		(5,932,742)		(9,032,330)		(836,331)		(20,754,717)
Issuance of common stock in public offering		$ 241												9,999,761					10,000,002
Issuance of common stock in public offering (in shares)		2,409,639
Offering costs														(2,116,957)					(2,116,957)
Exercise of over-allotment option		$ 36												1,364,961					1,364,997
Exercise of over-allotment option (in shares)		361,445
Conversion of debt into common stock		$ 114												2,680,175					2,680,289
Conversion of debt into common stock (in shares)		1,135,153
Conversion of related party notes and payables into common stock		$ 15												257,500					257,515
Conversion of related party notes and payables into common stock (in shares)		152,357
Common stock and warrants issued in connection with note		$ 2												73,956					73,958
Common stock and warrants issued in connection with note (in shares)		20,000
Common stock issued in connection with business combination		$ 219												8,025,323					8,025,542
Common stock issued in connection with business combination (in shares)		2,192,771
Exercise of warrants		$ 3												145,693					145,696
Exercise of warrants (in shares)		31,881
Common stock issued pursuant to consulting agreement		$ 5												182,995					183,000
Common stock issued pursuant to consulting agreement (in shares)		50,000
Net loss																(10,697,498)			(10,697,498)
Ending balance at Jun. 30, 2021		$ 1,104												51,939,819		(47,067,430)			4,873,493
Ending balance (in shares) at Jun. 30, 2021		11,044,594
Stock-based compensation														134,113					134,113
Common stock issued in connection with business combination		$ 110												3,403,086					3,403,196
Common stock issued in connection with business combination (in shares)		1,101,538
Exercise of warrants		$ 36												1,622,314					1,622,350
Exercise of warrants (in shares)		355,000
Net loss																(8,938,047)			(8,938,047)
Ending balance at Sep. 30, 2021		$ 1,263												$ 57,467,015		$ (56,005,477)			$ 1,462,801
Ending balance (in shares) at Sep. 30, 2021		12,627,488

[1]	The shares have been retroactively restated to reflect the 1-for-15.625 reverse stock split approved by the board of directors and shareholders in May 2021, of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s convertible preferred stock (see Note 14)